Property And Equipment, Net (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	€ (9,162)	€ (8,984)
Depreciation, Depletion and Amortization, Nonproduction	726	802	870
Assets Held under Capital Leases [Member]
Depreciation, Depletion and Amortization, Nonproduction	363	331	333
Capital Leased Assets, Gross	3,381	3,639
Assets leased to third parties [Member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	€ 2,624	€ 2,646